Submission	Jun. 16, 2026
Submission [Line Items]
Central Index Key	0000798354
Registrant Name	FISERV INC
Registration File Number	333-277241
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES